Submission	Sep. 01, 2026
Submission [Line Items]
Central Index Key	0001859919
Registrant Name	Barings Private Credit Corporation
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES